Related-party Transactions - Additional Information (Detail) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 07, 2010 Philips Pension Trustees Limited [Member]	Dec. 31, 2012 PPTL Investment LP [Member] Transactions
Related Party Transaction [Line Items]
Annual advisory fee	$ 25,000
Aggregate amount of advisory fee	$ 125,000
Common stock purchased		42,715,650	22,141,217
Number of transactions involved during acquisition			6